Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income tax
Schedule of temporary difference, unused tax losses and unused tax credits

(a)The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

			Credit (debit) to				Credit (debit) to
		Credit (debit) to	consolidated			Credit (debit) to	consolidated
	As of	consolidated	statements of other		As of	consolidated	statements of other		As of
	January 1,	statement of profit	comprehensive	Others	December 31,	statement of profit	comprehensive	Others	December 31,
	2018	or loss	income	movements	2018	or loss	income	movements	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax
Tax - loss carryforward	94,939	10,919	—	(396)	105,462	25,866	—	—	131,328
Difference in depreciation and amortization rates	47,482	1,088	—	—	48,570	37	—	—	48,607
Provision for closure of mining units, net	19,793	7,423	—	—	27,216	3,684	—	—	30,900
Impairment loss of long-lived assets	9,920	(2,448)	—	—	7,472	576	—	—	8,048
Other minor	15,459	5,369	—	(147)	20,681	422	—	400	21,503
	187,593	22,351	—	(543)	209,401	30,585	—	400	240,386
Derivative financial instruments	9,103	—	(9,103)	—	—	—	—	—	—
	196,696	22,351	(9,103)	(543)	209,401	30,585	—	400	240,386
Deferred assets for mining royalties and special mining tax	123	(87)	—	—	36	(6)	—	—	30

Total deferred asset	196,819	22,264	(9,103)	(543)	209,437	30,579	—	400	240,416

Deferred liability for income tax
Differences in amortization rates for development costs	(45,693)	(20,295)	—	—	(65,988)	(3,357)	—	—	(69,345)
Effect of translation into U.S. dollars	(46,023)	(15,248)	—	—	(61,271)	14,995	—	—	(46,276)
Other minors	(77,603)	3,123	—	—	(74,480)	(4,550)	—	—	(79,030)
	(169,319)	(32,420)	—	—	(201,739)	7,088	—	—	(194,651)
Derivative financial instruments	—	—	(813)	—	(813)	—	813	—	—
	—	—	(813)	—	(813)	—	813	—	—

Deferred liability for mining royalties and special mining tax
	(161)	159	—	—	(2)	(166)	—	—	(168)
Total deferred liability	(169,480)	(32,261)	(813)	—	(202,554)	6,922	813	—	(194,819)
Deferred income tax asset, net	27,339	(9,997)	(9,916)	(543)	6,883	37,501	813	400	45,597

Schedule of detailed information about net deferred tax asset

(b)The deferred tax asset is presented in the consolidated statement of financial position:

	2019	2018
	US$(000)	US$(000)

Deferred income tax asset, net	74,556	38,305
Deferred income tax liability, net	(28,959)	(31,422)

	45,597	6,883

Schedule of detailed information about provision for income taxes

(c)The following is the composition of the provision for income taxes shown in the consolidated statement of income for the years 2019, 2018 and 2017:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Income tax expense
Current	(11,851)	(12,433)	(18,780)
Deferred	37,617	(10,029)	5,984
	25,766	(22,462)	(12,796)
Mining Royalties and Special Mining Tax
Current	(60)	(4,449)	(4,933)
Deferred	(116)	32	(159)
	(176)	(4,417)	(5,092)

Total income tax	25,590	(26,879)	(17,888)

Schedule of reconciliation of accounting profit multiplied by applicable tax rates

(d)Below is a reconciliation of tax expense and the accounting profit (loss) multiplied by the statutory tax rate for the years 2019, 2018 and 2017:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Profit (loss) before income tax	(43,535)	27,033	92,667
Loss for discontinued operations	(10,514)	(11,808)	(10,344)
Profit (loss) before income tax	(54,049)	15,225	82,323

Theoretical loss (gain) for income tax	15,944	(4,491)	(24,285)

Permanent items and others:
Effect of translation into U.S. dollars	14,995	(15,248)	24,502
Share in the results of associates and joint ventures	14,074	(337)	3,896
Permanent items	(9,958)	(3,466)	(16,549)
Unrecognized deferred tax asset	(9,265)	(2,038)	(1,898)
Mining royalties and special mining tax	(24)	3,118	1,538
Income tax expense	25,766	(22,462)	(12,796)
Mining Royalties and Special Mining Tax	(176)	(4,417)	(5,092)
Total income tax	25,590	(26,879)	(17,888)

Schedule of components of deferred tax asset

Deferred income tax asset is presented net of the portion unrecognized that the Group estimates will not be probable that taxable profits will be available against which the deferred tax asset can be utilized:

	Total deferred	Unrecognized	Net deferred
	tax asset	deferred tax	tax asset
	US$(000)	US$(000)	US$(000)

As of December 31, 2019
Tax - loss carryforward	139,614	(8,152)	131,462
Difference in depreciation and amortization rates	68,151	(19,544)	48,607
Provision for closure of mining units, net	53,418	(22,518)	30,900
Impairment loss of long-lived assets	8,048	—	8,048
Other minor	21,369	—	21,369

Total income tax	290,600	(50,214)	240,386

As of December 31, 2018
Tax - loss carryforward	106,223	(761)	105,462
Difference in depreciation and amortization rates	68,114	(19,544)	48,570
Provision for closure of mining units, net	47,859	(20,643)	27,216
Impairment loss of long-lived assets	7,472	—	7,472
Other minor	20,681	—	20,681

Total income tax	250,349	(40,948)	209,401